Employee Benefit Plans	12 Months Ended
Dec. 31, 2018
Postemployment Benefits [Abstract]
Employee Benefit Plans
Employee Benefit Plans

The Company participates in numerous multi-employer pension plans (“MEPPs”) that provide retirement benefits to certain union employees in accordance with various collective bargaining agreements (“CBAs”). As of December 31, 2018, 2017 and 2016, 26%, 25% and 25%, respectively, of the Company’s employees were members of collective bargaining units. As one of many participating employers in these MEPPs, the Company is responsible, with the other participating employers, for any plan underfunding. Contributions to a particular MEPP are established by the applicable collective bargaining agreements; however, required contributions may increase based on the funded status of a MEPP and legal requirements of the Pension Protection Act of 2006, which requires substantially underfunded MEPPs to implement a funding improvement plan (“FIP”) or a rehabilitation plan (“RP”) to improve their funded status. Factors that could impact the funded status of a MEPP include investment performance, changes in the participant demographics, decline in the number of contributing employers, changes in actuarial assumptions and the utilization of extended amortization provisions. If a contributing employer stops contributing to a MEPP, the unfunded obligations of the MEPP may be borne by the remaining contributing employers. Assets contributed to an individual MEPP are pooled with contributions made by other contributing employers; the pooled assets will be used to provide benefits to the Company’s employees and the employees of the other contributing employers.

An FIP or RP requires a particular MEPP to adopt measures to correct its underfunding status. These measures may include, but are not limited to: (a) an increase in the contribution rate as a signatory to the applicable collective bargaining agreement, (b) a reallocation of the contributions already being made by participating employers for various benefits to individuals participating in the MEPP and/or (c) a reduction in the benefits to be paid to future and/or current retirees. In addition, the Pension Protection Act of 2006 requires that a 5% surcharge be levied on employer contributions for the first year commencing shortly after the date the employer receives notice that the MEPP is in critical status and a 10% surcharge on each succeeding year until a collective bargaining agreement is in place with terms and conditions consistent with the RP. The zone status included in the table below is based on information that the Company received from the plan and is certified by the plan’s actuary. Among other factors, plans in the red zone are generally less than 65% funded, plans in the yellow zone are greater than 65% and less than 80% funded, and plans in the green zone are at least 80% funded.

The Company could also be obligated to make payments to MEPPs if the Company either ceases to have an obligation to contribute to the MEPP or significantly reduces its contributions to the MEPP because of a reduction in the number of employees who are covered by the relevant MEPP for various reasons. Due to uncertainty regarding future factors that could trigger a withdrawal liability, as well as the absence of specific information regarding the MEPP’s current financial situation, the Company is unable to determine (a) the amount and timing of any future withdrawal liability, if any, and (b) whether participation in these MEPPs could have a material adverse impact on the Company’s financial condition, results of operations or cash flows.

The nature and diversity of the Company’s business may result in volatility of the amount of contributions to a particular MEPP for any given period. That is because, in any given market, the Company could be working on a significant project and/or projects, which could result in an increase in its direct labor force and a corresponding increase in its contributions to the MEPP(s) dictated by the applicable collective bargaining agreement. When the particular project(s) finishes and is not replaced, the level of direct labor of contributions to a particular MEPP could also be affected by the terms of the collective bargaining agreement, which could require at a particular time, an increase in the contribution rate and/or surcharges.

The following tables list the MEPPs the Company considered individually significant in 2018, 2017 and 2016. The Company considers individually significant to be any plan over 5% of its total contributions to all MEPPs for that year. For the years ended December 31, 2018, 2017 and 2016, these plans represented 63%, 54% and 65% of total dollars contributed by the Company, respectively, and six of 55, four of 52 and seven of 22 total plans contributed to by the Company. All of the Company's contributions were less than 5% of the total plan contributions contributed by all participating employers. This information was obtained from the respective plans’ Form 5500 for the most current available filing, which among other things, disclose the names of individual participating employers whose annual contributions account for more than 5% of the aggregate annual amount contributed by all participating employers for a plan year. These dates may not correspond with the Company’s calendar year contributions.

For the year ended December 31, 2018:

MEPP	Federal ID#	PPA Zone Status	FIP/RP Status	2018 Contributions	Surcharge	Plan Year	Expiration of CBA
Central Pension Fund of the IUOE & Participating Employers	36-6052390	Green	No	$2,906	No	January 2018	April 2019, March 2023, March 2020, May 2020
Upstate New York Engineers Pension Fund	15-0614642	Red	Implemented	1,100	No	March 2017	June 2019
Central Laborers' Pension Fund	37-6052379	Yellow	Implemented	1,330	No	January 2018	April 2021
Iron Workers Local Union No. 25 Pension Plan	38-6056780	Red	Implemented	998	No	April 2018	May 2019
Operating Engineers' Local 324 Pension Fund	38-1900637	Red	Implemented	840	No	April 2018	April 2018
Laborers National Pension Fund	75-1280827	Red	Implemented	744	No	2018	March 2019
Other funds				4,748
Total MEPP contributions				$12,666

For the year ended December 31, 2017:

MEPP	Federal ID#	PPA Zone Status	FIP/RP Status	2017 Contributions	Surcharge	Plan Year	Expiration of CBA
Central Pension Fund of the IUOE & Participating Employers	36-6052390	Green	No	$1,646	No	January 2017	April 2019, March 2018, May 2018
Central Laborers' Pension Fund	37-6052379	Yellow	Implemented	839	No	December 2016	April 2018
Upstate New York Engineers Pension Fund	15-0614642	Red	Implemented	597	No	March 2017	June 2018
Iron Workers St. Louis District Council Pension Trust	43-6052659	Green	No	384	No	October 2016	April 2017
Other funds				2,946
Total MEPP contributions				$6,412

For the year ended December 31, 2016:

MEPP	Federal ID#	PPA Zone Status	FIP/RP Status	2016 Contributions	Surcharge	Plan Year	Expiration of CBA
Central Pension Fund of the IUOE & Participating Employers	36-6052390	Green	No	$1,268	No	January 2016	March 2018
Central Laborers' Pension Fund	37-6052379	Red	Implemented	408	No	December 2015	April 2017, April 2018
Iron Workers Local Union No. 25 Pension Plan	38-6056780	Red	Implemented	989	No	April 2016	May 2019
Operating Engineers' Local 324 Pension Fund	38-1900637	Yellow	Implemented	675	No	April 2016	May 2018
Mo-Kan Iron Workers Pension Fund	43-6130595	Green	No	619	No	January 2016	March 2017
Iron Workers Mid-America Pension Plan	36-6488227	Green	No	560	No	December 2015	May 2018
Midwest Operating Engineers Pension Trust Fund	36-6140097	Yellow	Implemented	482	No	March 2016	May 2018
Other funds				2,427
Total MEPP contributions				$7,428

The zone status above represents the most recent available information for the respective MEPP, which is 2017 for the plan year ended in 2018, 2016 for the plan year ended in 2017 and 2015 for the plan year ended in 2016.